Derivatives and Fair Value Disclosures - Schedule of the Company's interest rate swap arrangements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)	$ (3,151,880)	$ (5,240,911)
Derivative, notional amount	$ 89,472,475	81,072,250
Swap 1
Derivatives, Fair Value [Line Items]
Effective Date	Nov. 04, 2015
Termination Date	Aug. 04, 2021
Fixed Rate (Company Pays)	1.52%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)		(69,821)
Derivative, notional amount		7,109,375
Swap 2
Derivatives, Fair Value [Line Items]
Effective Date	Dec. 03, 2015
Termination Date	Sep. 03, 2021
Fixed Rate (Company Pays)	1.55%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)		(71,626)
Derivative, notional amount		7,109,375
Swap 3
Derivatives, Fair Value [Line Items]
Effective Date	Aug. 16, 2017
Termination Date	May 16, 2025
Fixed Rate (Company Pays)	2.12%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (358,988)	(857,234)
Derivative, notional amount	$ 11,680,250	12,695,750
Swap 4
Derivatives, Fair Value [Line Items]
Effective Date	Mar. 12, 2018
Termination Date	Dec. 11, 2022
Fixed Rate (Company Pays)	2.74%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ 0	(598,572)
Derivative, notional amount	$ 0	14,010,000
Swap 5
Derivatives, Fair Value [Line Items]
Effective Date	Apr. 10, 2018
Termination Date	Dec. 11, 2025
Fixed Rate (Company Pays)	2.74%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (1,398,025)	(2,682,391)
Derivative, notional amount	$ 25,380,000	27,452,000
Swap 6
Derivatives, Fair Value [Line Items]
Effective Date	Feb. 16, 2019
Termination Date	Feb. 16, 2024
Fixed Rate (Company Pays)	2.89%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (486,439)	(961,267)
Derivative, notional amount	$ 11,680,250	12,695,750
Swap 7
Derivatives, Fair Value [Line Items]
Effective Date	Jan. 21, 2021
Termination Date	Jan. 21, 2028
Fixed Rate (Company Pays)	0.73%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (293,862)	0
Derivative, notional amount	$ 13,210,750	0
Swap 8
Derivatives, Fair Value [Line Items]
Effective Date	Jan. 21, 2021
Termination Date	Jan. 21, 2028
Fixed Rate (Company Pays)	0.73%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (292,709)	0
Derivative, notional amount	$ 13,173,250	0
Swap 9
Derivatives, Fair Value [Line Items]
Effective Date	Jan. 21, 2021
Termination Date	Jan. 21, 2028
Fixed Rate (Company Pays)	0.74%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (321,857)	0
Derivative, notional amount	$ 14,347,975	$ 0